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FARMERS (R)
VARIABLE
UNIVERSAL LIFE I


2000
Annual
Report.


                           Includes annual reports for:

                           Kemper Variable Series
                           Janus Aspen Series
                           PIMCO Variable Insurance Trust
                           Franklin Templeton Variable Insurance Products Trust Scudder Variable Life Investment Fund



           LOGO: FARMERS INSURANCE GROUP/FARMERS FINANCIAL SERVICES
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           LOGO: FARMERS INSURANCE GROUP/FARMERS FINANCIAL SERVICES



Farmers Variable Universal Life I is marketed exclusively by agents affiliated with
                           Farmers Insurance Group;
            distributed by Investors Brokerage Services, Inc.; and
           underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL 60049-0001

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.


FFS-2-VUL (02/01)

LOGO: ZURICH KEMPER
1 KEMPER DRIVE
LONG GROVE, IL  60049-0001